JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 29.5%
U.S. Treasury Bonds
6.00%, 2/15/2026	516	680
6.13%, 8/15/2029	500	749
U.S. Treasury Notes
2.75%, 9/30/2020	3,000	3,024
1.88%, 1/31/2022	700	720
1.88%, 4/30/2022	1,000	1,032
2.25%, 1/31/2024	1,500	1,611
2.25%, 11/15/2024	250	272
2.88%, 5/31/2025	299	337
2.00%, 8/15/2025	2,500	2,714
2.25%, 11/15/2025	2,000	2,203
2.25%, 11/15/2027	2,000	2,254
2.88%, 8/15/2028	2,000	2,371
3.13%, 11/15/2028	2,000	2,421
2.63%, 2/15/2029	3,200	3,752
1.50%, 2/15/2030	800	865
U.S. Treasury STRIPS Bonds
4.09%, 11/15/2021(a)	1,525	1,521
2.88%, 2/15/2022(a)	2,400	2,392
2.88%, 11/15/2022(a)	1,300	1,294
2.78%, 5/15/2023(a)	685	681
2.24%, 8/15/2023(a)	3,890	3,859
2.51%, 11/15/2023(a)	744	737
2.25%, 2/15/2024(a)	4,406	4,358
2.25%, 5/15/2024(a)	200	197
2.98%, 5/15/2025(a)	200	196
2.38%, 5/15/2026(a)	200	194
3.64%, 8/15/2026(a)	47	45
3.74%, 11/15/2026(a)	300	289
2.99%, 2/15/2027(a)	100	96
4.05%, 8/15/2027(a)	100	96
4.05%, 11/15/2027(a)	140	134
3.16%, 2/15/2028(a)	53	50
2.52%, 5/15/2028(a)	10	9
3.36%, 8/15/2028(a)	200	189

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,549)		41,342

CORPORATE BONDS — 27.2%
Aerospace & Defense — 0.7%
Airbus Finance BV (France) 2.70%, 4/17/2023(b)	43	44
Boeing Co. (The) 4.88%, 5/1/2025	54	57
General Dynamics Corp. 3.50%, 5/15/2025	100	111
L3Harris Technologies, Inc. 3.85%, 12/15/2026	70	78
Lockheed Martin Corp. 3.10%, 1/15/2023	174	186
Northrop Grumman Corp. 2.93%, 1/15/2025	150	163
Raytheon Technologies Corp.
3.95%, 8/16/2025	150	172
4.13%, 11/16/2028	100	116
Textron, Inc. 3.00%, 6/1/2030	100	95

		1,022

Automobiles — 0.1%
Hyundai Capital America 2.85%, 11/1/2022(b)	200	199

Banks — 4.9%
Bank of America Corp.
3.30%, 1/11/2023	90	95
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	60	62
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	100	103
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	42	45
Series L, 3.95%, 4/21/2025	154	168
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	610	664
Bank of Montreal (Canada) 2.35%, 9/11/2022	200	208
Bank of Nova Scotia (The) (Canada) 2.00%, 11/15/2022	150	154
Barclays plc (United Kingdom) 3.68%, 1/10/2023	317	328
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	150	159
Citibank NA 2.13%, 10/20/2020	350	352
Citigroup, Inc.
4.40%, 6/10/2025	115	127
4.45%, 9/29/2027	150	167
(SOFR + 1.15%), 2.67%, 1/29/2031(c)	350	355
Citizens Financial Group, Inc. 4.30%, 12/3/2025	50	55
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(b)	201	225
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	118	124
Discover Bank 3.35%, 2/6/2023	250	257
Fifth Third Bancorp 2.38%, 1/28/2025	64	66
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(c)	200	207
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(c)	200	206

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Huntington National Bank (The) 2.88%, 8/20/2020	250	251
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	250	267
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.19%, 2/25/2025	225	231
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	133	134
Regions Financial Corp. 2.75%, 8/14/2022	107	110
Royal Bank of Canada (Canada) 2.25%, 11/1/2024	100	105
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(b)	200	213
Toronto-Dominion Bank (The) (Canada) 2.50%, 12/14/2020	200	202
US Bancorp
Series V, 2.38%, 7/22/2026	133	142
Series X, 3.15%, 4/27/2027	68	75
Wells Fargo & Co.
2.63%, 7/22/2022	250	258
3.00%, 2/19/2025	99	106
4.10%, 6/3/2026	21	23
4.30%, 7/22/2027	30	34
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	250	271
Westpac Banking Corp. (Australia) 2.50%, 6/28/2022	300	311

		6,860

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	265	314
3.50%, 6/1/2030	125	137
Coca-Cola Co. (The) 1.45%, 6/1/2027	51	52
Constellation Brands, Inc. 2.88%, 5/1/2030	11	11
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	70	70
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	75	86
4.60%, 5/25/2028	50	59
PepsiCo, Inc. 1.63%, 5/1/2030	33	33

		762

Biotechnology — 0.3%
AbbVie, Inc.
3.45%, 3/15/2022(b)	69	72
4.25%, 11/14/2028	100	115
Amgen, Inc. 2.20%, 2/21/2027	43	45
Baxalta, Inc. 3.60%, 6/23/2022	23	24
Biogen, Inc.
3.63%, 9/15/2022	30	32
2.25%, 5/1/2030	40	41
Gilead Sciences, Inc.
3.70%, 4/1/2024	36	40
3.50%, 2/1/2025	25	28
3.65%, 3/1/2026	57	65

		462

Building Products — 0.0%(d)
Johnson Controls International plc 3.75%, 12/1/2021	3	3

Capital Markets — 2.2%
Bank of New York Mellon Corp. (The) 3.25%, 9/11/2024	150	165
BlackRock, Inc. 1.90%, 1/28/2031	40	41
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	47	53
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	42
3.20%, 1/25/2028	200	217
Deutsche Bank AG (Germany) 3.13%, 1/13/2021	38	38
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	200	201
3.00%, 4/26/2022	80	81
3.75%, 5/22/2025	257	281
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	249	272
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	88	97
Invesco Finance plc
4.00%, 1/30/2024	71	75
3.75%, 1/15/2026	125	135
Jefferies Group LLC 6.88%, 4/15/2021	50	52
Macquarie Bank Ltd. (Australia) 4.00%, 7/29/2025(b)	100	111
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021(b)	40	41
Morgan Stanley
5.75%, 1/25/2021	100	103
5.50%, 7/28/2021	100	105
3.70%, 10/23/2024	83	91
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(c)	500	549
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(c)	17	18
State Street Corp. 3.10%, 5/15/2023	36	38
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	34	35
UBS AG (Switzerland) 2.45%, 12/1/2020(b)	200	202

		3,043

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.4%
Ecolab, Inc.
3.25%, 1/14/2023	88	93
3.25%, 12/1/2027	43	48
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	9	10
Mosaic Co. (The) 3.25%, 11/15/2022	21	21
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	45	48
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	110	117
3.45%, 6/1/2027	51	56
Union Carbide Corp. 7.50%, 6/1/2025	100	118

		511

Commercial Services & Supplies — 0.2%
Republic Services, Inc. 3.38%, 11/15/2027	200	221

Communications Equipment — 0.0%(d)
Cisco Systems, Inc. 2.95%, 2/28/2026	44	49

Construction Materials — 0.2%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	78	82
3.50%, 12/15/2027	160	171

		253

Consumer Finance — 1.0%
American Express Co. 3.38%, 5/17/2021	100	102
American Honda Finance Corp. 1.95%, 7/20/2020	200	200
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(b)	150	126
3.95%, 7/1/2024(b)	20	17
Capital One Financial Corp. 3.20%, 2/5/2025	235	245
Caterpillar Financial Services Corp.
1.85%, 9/4/2020	200	202
2.85%, 6/1/2022	58	60
John Deere Capital Corp.
3.15%, 10/15/2021	33	34
2.70%, 1/6/2023	89	94
2.65%, 6/24/2024	100	107
Toyota Motor Credit Corp. 2.00%, 10/7/2024	150	156

		1,343

Containers & Packaging — 0.1%
Packaging Corp. of America 3.00%, 12/15/2029	100	105
WRKCo, Inc. 3.00%, 9/15/2024	80	82

		187

Diversified Financial Services — 1.0%
AIG Global Funding 2.15%, 7/2/2020(b)	150	150
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(b)	174	174
National Rural Utilities Cooperative Finance Corp. 2.30%, 9/15/2022	200	206
ORIX Corp. (Japan) 2.90%, 7/18/2022	81	84
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	500	523
Series KK, 3.55%, 1/15/2024	200	218
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	100	111

		1,466

Diversified Telecommunication Services — 0.9%
AT&T, Inc.
3.60%, 7/15/2025	150	163
7.88%, 2/15/2030	350	445
Qwest Corp. 6.75%, 12/1/2021	148	156
Verizon Communications, Inc.
4.33%, 9/21/2028	160	191
4.50%, 8/10/2033	208	258

		1,213

Electric Utilities — 1.9%
American Electric Power Co., Inc. 2.30%, 3/1/2030	100	100
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	43	45
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	200	217
DTE Electric Co. 2.65%, 6/15/2022	20	21
Duke Energy Corp. 3.75%, 4/15/2024	300	329
Duke Energy Indiana LLC 3.75%, 7/15/2020	60	60
Duke Energy Progress LLC 2.80%, 5/15/2022	40	42
Edison International 4.13%, 3/15/2028	150	156
Enel Finance International NV (Italy) 3.63%, 5/25/2027(b)	200	213
Entergy Mississippi LLC 2.85%, 6/1/2028	186	196
Evergy Metro, Inc. 3.15%, 3/15/2023	47	49
ITC Holdings Corp. 2.95%, 5/14/2030(b)	39	41
Jersey Central Power & Light Co. 4.30%, 1/15/2026(b)	200	229
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	89	100

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(b)	28	31
Pennsylvania Electric Co. 3.25%, 3/15/2028(b)	132	141
Public Service Co. of Colorado 3.20%, 11/15/2020	51	51
Public Service Co. of Oklahoma 4.40%, 2/1/2021	74	75
Southern California Edison Co. 1.85%, 2/1/2022	17	17
Southern Co. (The) 3.25%, 7/1/2026	317	349
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023	191	200
3.45%, 2/15/2024	21	23

		2,685

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	41	42
Eaton Corp. 3.10%, 9/15/2027	140	150

		192

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	16	17
3.88%, 1/12/2028	100	102

		119

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	150	156
Halliburton Co. 3.80%, 11/15/2025	7	7
Schlumberger Investment SA 3.30%, 9/14/2021(b)	47	48

		211

Entertainment — 0.0%(d)
Walt Disney Co. (The) 7.70%, 10/30/2025	50	65

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.
3.50%, 1/31/2023	80	86
5.00%, 2/15/2024	38	43
AvalonBay Communities, Inc.
3.35%, 5/15/2027	28	30
2.45%, 1/15/2031	100	103
Boston Properties LP 3.20%, 1/15/2025	152	160
Brixmor Operating Partnership LP 3.85%, 2/1/2025	50	50
ERP Operating LP 4.63%, 12/15/2021	255	266
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(b)	52	56
Healthcare Trust of America Holdings LP 3.10%, 2/15/2030	68	65
Healthpeak Properties, Inc.
4.20%, 3/1/2024	17	18
3.88%, 8/15/2024	205	218
3.40%, 2/1/2025	38	40
Realty Income Corp.
3.88%, 7/15/2024	50	53
3.65%, 1/15/2028	150	160
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(b)	150	153
SITE Centers Corp. 3.63%, 2/1/2025	12	12
Ventas Realty LP
3.75%, 5/1/2024	44	44
3.50%, 2/1/2025	27	27
4.13%, 1/15/2026	62	62
Welltower, Inc. 4.50%, 1/15/2024	100	105

		1,751

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(b)	23	23
Costco Wholesale Corp. 1.60%, 4/20/2030	95	96
Kroger Co. (The) 4.00%, 2/1/2024	90	99

		218

Food Products — 0.7%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	53	60
Campbell Soup Co.
3.95%, 3/15/2025	50	56
2.38%, 4/24/2030	74	74
Cargill, Inc. 3.30%, 3/1/2022(b)	100	104
General Mills, Inc. 4.20%, 4/17/2028	200	234
Kellogg Co. 3.40%, 11/15/2027	95	104
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	92	106
Mondelez International, Inc. 2.75%, 4/13/2030	2	2
Smithfield Foods, Inc. 5.20%, 4/1/2029(b)	7	7
Tyson Foods, Inc. 3.95%, 8/15/2024	73	81
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	100	111

		939

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	42	45
ONE Gas, Inc. 2.00%, 5/15/2030	26	26

		71

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp. 3.75%, 3/1/2026	50	57
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	19	20
3.55%, 4/1/2025	50	53

		130

Health Care Providers & Services — 1.0%
Aetna, Inc. 2.80%, 6/15/2023	200	209
Anthem, Inc.
3.13%, 5/15/2022	115	120
3.50%, 8/15/2024	106	116
Cigna Corp.
3.05%, 11/30/2022(b)	200	209
3.50%, 6/15/2024(b)	72	78
CVS Health Corp. 4.10%, 3/25/2025	180	201
HCA, Inc. 4.13%, 6/15/2029	150	163
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	214	222
UnitedHealth Group, Inc. 3.38%, 11/15/2021	112	116

		1,434

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 2.13%, 3/1/2030	58	59
Starbucks Corp. 3.80%, 8/15/2025	150	167

		226

Household Durables — 0.1%
DR Horton, Inc. 2.55%, 12/1/2020	150	151

Household Products — 0.0%(d)
Kimberly-Clark Corp. 2.40%, 3/1/2022	20	21
Procter & Gamble - ESOP Series A, 9.36%, 1/1/2021	12	12

		33

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	80	83
4.25%, 6/15/2022	37	39

		122

Industrial Conglomerates — 0.0%(d)
Ingersoll-Rand Global Holding Co. Ltd. 4.25%, 6/15/2023	34	37
Roper Technologies, Inc. 3.80%, 12/15/2026	15	17

		54

Insurance — 1.4%
Allstate Corp. (The) 3.15%, 6/15/2023	61	65
American International Group, Inc. 3.75%, 7/10/2025	161	175
Aon plc 3.88%, 12/15/2025	143	158
Assurant, Inc. 4.20%, 9/27/2023	90	94
Athene Global Funding 2.95%, 11/12/2026(b)	150	150
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	130	136
CNA Financial Corp.
3.95%, 5/15/2024	52	56
4.50%, 3/1/2026	38	41
Guardian Life Global Funding 2.50%, 5/8/2022(b)	125	129
Lincoln National Corp. 4.20%, 3/15/2022	35	37
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	44	50
Marsh & McLennan Cos., Inc. 3.30%, 3/14/2023	50	53
Metropolitan Life Global Funding I 3.45%, 12/18/2026(b)	250	282
Principal Financial Group, Inc. 3.10%, 11/15/2026	150	161
Protective Life Global Funding 2.62%, 8/22/2022(b)	200	203
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(b)	150	193

		1,983

IT Services — 0.1%
International Business Machines Corp. 3.50%, 5/15/2029	100	114
Western Union Co. (The) 3.60%, 3/15/2022	20	21

		135

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
4.15%, 2/1/2024	34	38
3.20%, 8/15/2027	100	110

		148

Machinery — 0.3%
Caterpillar, Inc. 2.60%, 6/26/2022	31	32
Illinois Tool Works, Inc. 3.50%, 3/1/2024	175	193
Otis Worldwide Corp. 2.57%, 2/15/2030(b)	44	44
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	110	120

		389

Media — 0.7%
Charter Communications Operating LLC 4.91%, 7/23/2025	160	183

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Comcast Corp.
3.00%, 2/1/2024	117	126
3.38%, 2/15/2025	77	85
3.38%, 8/15/2025	80	89
3.95%, 10/15/2025	14	16
3.15%, 3/1/2026	16	18
Cox Communications, Inc. 3.50%, 8/15/2027(b)	154	166
Fox Corp. 4.71%, 1/25/2029	35	41
ViacomCBS, Inc. 4.00%, 1/15/2026	208	222

		946

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(b)	60	65
Nucor Corp. 4.00%, 8/1/2023	27	29
Steel Dynamics, Inc. 3.45%, 4/15/2030	21	21

		115

Multiline Retail — 0.2%
Dollar General Corp. 4.13%, 5/1/2028	150	171
Target Corp. 2.25%, 4/15/2025	96	102

		273

Multi-Utilities — 0.6%
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	155	174
DTE Energy Co. Series B, 3.30%, 6/15/2022	79	82
NiSource, Inc. 3.85%, 2/15/2023	200	212
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	100	106
Sempra Energy 4.05%, 12/1/2023	48	52
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	94	96
WEC Energy Group, Inc. 3.55%, 6/15/2025	87	95

		817

Oil, Gas & Consumable Fuels — 2.1%
Apache Corp. 3.25%, 4/15/2022	18	17
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(b)	100	108
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	166	181
3.51%, 3/17/2025	60	66
Cameron LNG LLC 2.90%, 7/15/2031(b)	84	87
Chevron Corp.
2.36%, 12/5/2022	40	42
2.00%, 5/11/2027	19	20
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	200	218
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	58	59
Energy Transfer Operating LP
3.60%, 2/1/2023	28	29
4.90%, 2/1/2024	61	65
4.05%, 3/15/2025	91	95
Eni SpA (Italy) 4.15%, 10/1/2020(b)	200	201
Enterprise Products Operating LLC
2.80%, 2/15/2021	200	202
3.90%, 2/15/2024	49	53
3.75%, 2/15/2025	37	41
Exxon Mobil Corp. 2.61%, 10/15/2030	141	150
Gulf South Pipeline Co. LP 4.00%, 6/15/2022	50	50
Marathon Petroleum Corp. 3.63%, 9/15/2024	67	70
MPLX LP
3.38%, 3/15/2023	32	33
4.25%, 12/1/2027	27	28
Newfield Exploration Co. 5.38%, 1/1/2026	100	89
Noble Energy, Inc. 3.85%, 1/15/2028	100	91
ONEOK Partners LP
3.38%, 10/1/2022	12	12
5.00%, 9/15/2023	28	30
ONEOK, Inc. 3.40%, 9/1/2029	150	139
Plains All American Pipeline LP 3.60%, 11/1/2024	100	100
Sinopec Group Overseas Development 2013 Ltd. (China) 4.38%, 10/17/2023(b)	200	218
Spectra Energy Partners LP 3.50%, 3/15/2025	63	68
TC PipeLines LP 3.90%, 5/25/2027	42	43
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	172	185
Williams Cos., Inc. (The) 3.90%, 1/15/2025	86	92

		2,882

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.
3.25%, 8/15/2022(b)	98	103
3.40%, 7/26/2029(b)	71	81
Eli Lilly and Co. 3.38%, 3/15/2029	70	81
Merck & Co., Inc. 3.40%, 3/7/2029	100	115
Zoetis, Inc. 2.00%, 5/15/2030	80	81

		461

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(b)	200		202

Road & Rail — 0.6%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	55		58
CSX Corp. 3.25%, 6/1/2027	162		179
ERAC USA Finance LLC
5.25%, 10/1/2020(b)	48		48
4.50%, 8/16/2021(b)	27		28
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	60		68
Norfolk Southern Corp. 2.55%, 11/1/2029	150		158
Penske Truck Leasing Co. LP 4.13%, 8/1/2023(b)	200		211
Ryder System, Inc. 2.88%, 9/1/2020	86		86

			836

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc. 2.95%, 1/12/2021	70		71
Broadcom, Inc.
4.75%, 4/15/2029(b)	50		55
4.15%, 11/15/2030(b)	150		155
Intel Corp. 3.70%, 7/29/2025	116		132
QUALCOMM, Inc.
3.25%, 5/20/2027	94		105
2.15%, 5/20/2030	77		79

			597

Software — 0.2%
Oracle Corp. 2.95%, 11/15/2024	200		218

Specialty Retail — 0.5%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	30		32
AutoZone, Inc. 4.00%, 4/15/2030	83		93
Home Depot, Inc. (The) 2.50%, 4/15/2027	88		96
Lowe’s Cos., Inc. 3.65%, 4/5/2029	200		226
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	100		110
3.60%, 9/1/2027	62		68
TJX Cos., Inc. (The) 3.50%, 4/15/2025	65		73

			698

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.75%, 1/13/2025	200		218
1.65%, 5/11/2030	90		91

			309

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	200		210
Philip Morris International, Inc. 3.38%, 8/11/2025	150		166

			376

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.63%, 12/1/2027	100		89
Aviation Capital Group LLC 3.88%, 5/1/2023(b)	100		80

			169

Water Utilities — 0.1%
American Water Capital Corp. 3.85%, 3/1/2024	150		165

Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	160		178
T-Mobile USA, Inc. 3.88%, 4/15/2030(b)	150		163

			341

TOTAL CORPORATE BONDS (Cost $35,811)			38,055

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	687		695
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	104		93
Banc of America Funding Trust Series 2004-1, PO, 3/25/2034‡	13		10
CHL Mortgage Pass-Through Trust
Series 2004-HYB3, Class 2A, 3.07%, 6/20/2034(e)	10		9
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	22		22
Series 2005-22, Class 2A1, 3.56%, 11/25/2035(e)	99		87
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	—	(f)	—	(f)
Series 2003-HYB1, Class A, 4.24%, 9/25/2033(e)	10		10
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A3, 7.00%, 9/25/2033	3		3

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 1A1, 4.27%, 6/25/2020(e)	16		16
FHLMC - GNMA Series 24, Class ZE, 6.25%, 11/25/2023	9		10
FHLMC, REMIC
Series 2999, Class ND, 4.50%, 7/15/2020	—	(f)	—	(f)
Series 1807, Class G, 9.00%, 10/15/2020	—	(f)	—	(f)
Series 1084, Class F, 1.13%, 5/15/2021(e)	—	(f)	—	(f)
Series 1084, Class S, HB, IF, 44.40%, 5/15/2021(e)	—	(f)	—	(f)
Series 1144, Class KB, 8.50%, 9/15/2021	1		1
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(e)	—	(f)	—	(f)
Series 1206, Class IA, 7.00%, 3/15/2022	1		1
Series 1250, Class J, 7.00%, 5/15/2022	—	(f)	—	(f)
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 2512, Class PG, 5.50%, 10/15/2022	31		33
Series 2535, Class BK, 5.50%, 12/15/2022	5		6
Series 1470, Class F, 1.99%, 2/15/2023(e)	—	(f)	—	(f)
Series 2568, Class KG, 5.50%, 2/15/2023	49		51
Series 1466, Class PZ, 7.50%, 2/15/2023	9		10
Series 1491, Class I, 7.50%, 4/15/2023	4		4
Series 1798, Class F, 5.00%, 5/15/2023	4		4
Series 1518, Class G, IF, 8.79%, 5/15/2023(e)	4		4
Series 1541, Class O, 0.00%, 7/15/2023(e)	4		4
Series 1608, Class L, 6.50%, 9/15/2023	13		14
Series 1602, Class SA, HB, IF, 20.10%, 10/15/2023(e)	2		2
Series 2283, Class K, 6.50%, 12/15/2023	5		5
Series 1700, Class GA, PO, 2/15/2024	1		1
Series 1671, Class L, 7.00%, 2/15/2024	4		4
Series 1706, Class K, 7.00%, 3/15/2024	24		26
Series 2033, Class SN, HB, IF, 27.46%, 3/15/2024(e)	1		—	(f)
Series 1720, Class PL, 7.50%, 4/15/2024	70		75
Series 2306, Class K, PO, 5/15/2024	3		3
Series 2306, Class SE, IF, IO, 9.92%, 5/15/2024(e)	7		1
Series 1745, Class D, 7.50%, 8/15/2024	5		5
Series 1927, Class PH, 7.50%, 1/15/2027	38		43
Series 1981, Class Z, 6.00%, 5/15/2027	14		16
Series 1987, Class PE, 7.50%, 9/15/2027	5		5
Series 2038, Class PN, IO, 7.00%, 3/15/2028	6		1
Series 2040, Class PE, 7.50%, 3/15/2028	32		37
Series 2063, Class PG, 6.50%, 6/15/2028	35		39
Series 2064, Class TE, 7.00%, 6/15/2028	4		5
Series 2075, Class PM, 6.25%, 8/15/2028	23		25
Series 2075, Class PH, 6.50%, 8/15/2028	24		27
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	7		1
Series 2125, Class JZ, 6.00%, 2/15/2029	15		16
Series 2169, Class TB, 7.00%, 6/15/2029	66		77
Series 2163, Class PC, IO, 7.50%, 6/15/2029	4		—	(f)
Series 2172, Class QC, 7.00%, 7/15/2029	28		33
Series 2196, Class TL, 7.50%, 11/15/2029	—	(f)	—	(f)
Series 2201, Class C, 8.00%, 11/15/2029	11		12
Series 2210, Class Z, 8.00%, 1/15/2030	33		41
Series 2224, Class CB, 8.00%, 3/15/2030	11		13
Series 2256, Class MC, 7.25%, 9/15/2030	17		21
Series 2259, Class ZM, 7.00%, 10/15/2030	18		21
Series 2271, Class PC, 7.25%, 12/15/2030	15		18
Series 2296, Class PD, 7.00%, 3/15/2031	9		11
Series 2333, Class HC, 6.00%, 7/15/2031	23		27
Series 2344, Class ZD, 6.50%, 8/15/2031	165		192

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2344, Class ZJ, 6.50%, 8/15/2031	22		26
Series 2345, Class NE, 6.50%, 8/15/2031	12		14
Series 2351, Class PZ, 6.50%, 8/15/2031	16		18
Series 2410, Class OE, 6.38%, 2/15/2032	17		19
Series 2410, Class NG, 6.50%, 2/15/2032	12		14
Series 2410, Class QX, IF, IO, 8.47%, 2/15/2032(e)	10		2
Series 2412, Class SP, IF, 15.73%, 2/15/2032(e)	38		52
Series 2423, Class MC, 7.00%, 3/15/2032	10		12
Series 2423, Class MT, 7.00%, 3/15/2032	20		24
Series 2444, Class ES, IF, IO, 7.77%, 3/15/2032(e)	23		5
Series 2450, Class SW, IF, IO, 7.82%, 3/15/2032(e)	9		2
Series 2435, Class CJ, 6.50%, 4/15/2032	85		100
Series 2441, Class GF, 6.50%, 4/15/2032	23		27
Series 2455, Class GK, 6.50%, 5/15/2032	30		35
Series 2450, Class GZ, 7.00%, 5/15/2032	32		39
Series 2466, Class DH, 6.50%, 6/15/2032	41		46
Series 2474, Class NR, 6.50%, 7/15/2032	28		32
Series 2484, Class LZ, 6.50%, 7/15/2032	42		50
Series 2500, Class MC, 6.00%, 9/15/2032	39		46
Series 2543, Class YX, 6.00%, 12/15/2032	85		98
Series 2575, Class ME, 6.00%, 2/15/2033	154		179
Series 2586, Class WI, IO, 6.50%, 3/15/2033	13		3
Series 2990, Class SL, HB, IF, 23.82%, 6/15/2034(e)	22		29
Series 3611, PO, 7/15/2034	20		19
Series 2990, Class UZ, 5.75%, 6/15/2035	507		586
Series 3117, Class EO, PO, 2/15/2036	50		47
Series 3117, Class OK, PO, 2/15/2036	5		5
Series 3122, Class OH, PO, 3/15/2036	44		41
Series 3152, Class MO, PO, 3/15/2036	117		111
Series 3607, Class AO, PO, 4/15/2036	30		28
Series 3137, Class XP, 6.00%, 4/15/2036	71		85
Series 3819, Class ZQ, 6.00%, 4/15/2036	198		236
Series 3149, Class SO, PO, 5/15/2036	6		5
Series 3171, Class MO, PO, 6/15/2036	31		30
Series 3179, Class OA, PO, 7/15/2036	18		17
Series 3202, Class HI, IF, IO, 6.47%, 8/15/2036(e)	155		34
Series 3232, Class ST, IF, IO, 6.52%, 10/15/2036(e)	29		6
Series 3417, Class EO, PO, 11/15/2036	277		267
Series 3316, Class JO, PO, 5/15/2037	5		5
Series 3607, Class OP, PO, 7/15/2037	142		130
Series 3481, Class SJ, IF, IO, 5.67%, 8/15/2038(e)	84		17
Series 3680, Class MA, 4.50%, 7/15/2039	147		156
Series 4219, Class JA, 3.50%, 8/15/2039	248		255
Series 3997, Class PF, 0.63%, 11/15/2039(e)	23		23
Series 4096, Class HA, 2.00%, 12/15/2041	233		238
Series 4374, Class NC, 3.75%, 2/15/2046(g)	72		72
FHLMC, STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	—	(f)	—	(f)
Series 262, Class 35, 3.50%, 7/15/2042	417		467
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 5.32%, 7/25/2032(e)	22		25
Series T-76, Class 2A, 2.25%, 10/25/2037(e)	106		117
Series T-51, Class 2A, 7.50%, 8/25/2042(e)	20		27
Series T-54, Class 2A, 6.50%, 2/25/2043	198		242
Series T-54, Class 3A, 7.00%, 2/25/2043	65		80
Series T-56, Class A5, 5.23%, 5/25/2043	486		558
Series T-58, Class APO, PO, 9/25/2043	13		12

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA Trust, Whole Loan
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	26		30
Series 2005-W3, Class 2AF, 0.39%, 3/25/2045(e)	85		85
FNMA, REMIC
Series 1990-102, Class J, 6.50%, 8/25/2020	—	(f)	—	(f)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(f)	—	(f)
Series 1990-134, Class SC, HB, IF, 21.35%, 11/25/2020(e)	—	(f)	—	(f)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(f)	—	(f)
Series 2001-4, Class PC, 7.00%, 3/25/2021	1		1
Series 1991-42, Class S, IF, 17.38%, 5/25/2021(e)	—	(f)	—	(f)
Series G-14, Class L, 8.50%, 6/25/2021	—	(f)	—	(f)
Series G-18, Class Z, 8.75%, 6/25/2021	—	(f)	—	(f)
Series 2001-48, Class Z, 6.50%, 9/25/2021	10		10
Series G-35, Class M, 8.75%, 10/25/2021	—	(f)	—	(f)
Series 2002-1, Class HC, 6.50%, 2/25/2022	4		4
Series 1992-107, Class SB, HB, IF, 28.63%, 6/25/2022(e)	3		4
Series G92-42, Class Z, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	3		3
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1996-59, Class J, 6.50%, 8/25/2022	1		1
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	(f)	—	(f)
Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2
Series G93-5, Class Z, 6.50%, 2/25/2023	1		2
Series 1993-37, Class PX, 7.00%, 3/25/2023	24		26
Series 1993-25, Class J, 7.50%, 3/25/2023	3		3
Series 1998-4, Class C, PO, 4/25/2023	1		1
Series 1998-43, Class EA, PO, 4/25/2023	35		35
Series 1993-54, Class Z, 7.00%, 4/25/2023	7		8
Series 1993-62, Class SA, IF, 18.47%, 4/25/2023(e)	2		2
Series 1993-122, Class M, 6.50%, 7/25/2023	2		2
Series 1996-14, Class SE, IF, IO, 10.00%, 8/25/2023(e)	16		2
Series 1993-178, Class PK, 6.50%, 9/25/2023	4		4
Series 1993-165, Class SD, IF, 12.98%, 9/25/2023(e)	1		1
Series 1993-183, Class KA, 6.50%, 10/25/2023	58		62
Series 1993-189, Class PL, 6.50%, 10/25/2023	21		23
Series 1994-9, Class E, PO, 11/25/2023	—	(f)	—	(f)
Series 1993-247, Class SA, HB, IF, 27.10%, 12/25/2023(e)	6		7
Series G95-1, Class C, 8.80%, 1/25/2025	3		3
Series 2005-121, Class DX, 5.50%, 1/25/2026	159		170
Series 1997-20, IO, 1.84%, 3/25/2027(e)	4		—	(f)
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027(e)	5		—	(f)
Series 1997-27, Class J, 7.50%, 4/18/2027	7		8
Series 1997-29, Class J, 7.50%, 4/20/2027	9		10
Series 1997-39, Class PD, 7.50%, 5/20/2027	20		22
Series 2012-47, Class HF, 0.57%, 5/25/2027(e)	81		81
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5		—	(f)
Series 1998-36, Class ZB, 6.00%, 7/18/2028	4		4
Series 2000-2, Class ZE, 7.50%, 2/25/2030	36		42
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	25		4
Series 2001-36, Class DE, 7.00%, 8/25/2031	32		37
Series 2001-49, Class Z, 6.50%, 9/25/2031	6		7
Series 2001-44, Class PD, 7.00%, 9/25/2031	7		8
Series 2003-52, Class SX, HB, IF, 22.45%, 10/25/2031(e)	8		14
Series 2004-74, Class SW, IF, 15.14%, 11/25/2031(e)	22		32
Series 2001-81, Class LO, PO, 1/25/2032	4		4
Series 2002-1, Class SA, HB, IF, 24.64%, 2/25/2032(e)	3		4

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2002-21, Class PE, 6.50%, 4/25/2032	17	20
Series 2002-28, Class PK, 6.50%, 5/25/2032	17	20
Series 2002-37, Class Z, 6.50%, 6/25/2032	22	25
Series 2004-61, Class SH, HB, IF, 23.32%, 11/25/2032(e)	25	41
Series 2003-22, Class UD, 4.00%, 4/25/2033	78	87
Series 2003-34, Class GE, 6.00%, 5/25/2033	170	195
Series 2003-39, IO, 6.00%, 5/25/2033(e)	4	1
Series 2003-47, Class PE, 5.75%, 6/25/2033	74	88
Series 2003-64, Class SX, IF, 12.82%, 7/25/2033(e)	10	13
Series 2003-71, Class DS, IF, 6.97%, 8/25/2033(e)	76	91
Series 2005-56, Class TP, IF, 17.65%, 8/25/2033(e)	47	59
Series 2003-91, Class SD, IF, 12.22%, 9/25/2033(e)	6	8
Series 2003-116, Class SB, IF, IO, 7.43%, 11/25/2033(e)	63	13
Series 2006-44, Class P, PO, 12/25/2033	23	22
Series 2003-130, Class SX, IF, 11.27%, 1/25/2034(e)	3	3
Series 2004-25, Class SA, IF, 19.06%, 4/25/2034(e)	30	45
Series 2004-46, Class SK, IF, 16.04%, 5/25/2034(e)	21	29
Series 2004-36, Class SA, IF, 19.06%, 5/25/2034(e)	45	71
Series 2004-50, Class VZ, 5.50%, 7/25/2034	270	308
Series 2005-74, Class CS, IF, 19.56%, 5/25/2035(e)	26	34
Series 2005-45, Class DC, HB, IF, 23.69%, 6/25/2035(e)	45	70
Series 2005-56, Class S, IF, IO, 6.54%, 7/25/2035(e)	30	7
Series 2005-68, Class PG, 5.50%, 8/25/2035	167	190
Series 2005-73, Class PS, IF, 16.28%, 8/25/2035(e)	80	112
Series 2005-106, Class US, HB, IF, 23.95%, 11/25/2035(e)	52	80
Series 2006-27, Class OH, PO, 4/25/2036	42	40
Series 2006-65, Class QO, PO, 7/25/2036	23	21
Series 2006-56, Class FC, 0.46%, 7/25/2036(e)	145	144
Series 2006-79, Class DO, PO, 8/25/2036	26	25
Series 2006-77, Class PC, 6.50%, 8/25/2036	49	56
Series 2006-110, PO, 11/25/2036	42	40
Series 2006-124, Class HB, 3.81%, 11/25/2036(e)	62	64
Series 2007-14, Class ES, IF, IO, 6.27%, 3/25/2037(e)	33	6
Series 2007-81, Class GE, 6.00%, 8/25/2037	75	85
Series 2007-79, Class SB, HB, IF, 23.40%, 8/25/2037(e)	28	46
Series 2007-88, Class VI, IF, IO, 6.37%, 9/25/2037(e)	75	17
Series 2007-91, Class ES, IF, IO, 6.29%, 10/25/2037(e)	220	49
Series 2007-116, Class HI, IO, 2.70%, 1/25/2038(e)	39	2
Series 2008-16, Class IS, IF, IO, 6.03%, 3/25/2038(e)	10	2
Series 2008-10, Class XI, IF, IO, 6.06%, 3/25/2038(e)	18	4
Series 2008-28, Class QS, HB, IF, 20.20%, 4/25/2038(e)	24	37
Series 2008-46, Class HI, IO, 3.02%, 6/25/2038(e)	36	2
Series 2013-25, Class DC, 2.50%, 6/25/2039	292	302
Series 2009-69, PO, 9/25/2039	40	38
Series 2009-103, Class MB, 3.94%, 12/25/2039(e)	50	52
Series 2010-71, Class HJ, 5.50%, 7/25/2040	125	146
Series 2011-118, Class MT, 7.00%, 11/25/2041	139	170
Series 2011-118, Class NT, 7.00%, 11/25/2041	127	152
Series 2013-101, Class DO, PO, 10/25/2043	242	211
Series 2013-128, PO, 12/25/2043	229	202
Series 2019-65, Class PA, 2.50%, 5/25/2048	338	351
FNMA, REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	33	32
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, HB, IF, 38.17%, 7/25/2037(e)	7	15
Series 2003-W4, Class 2A, 5.78%, 10/25/2042(e)	13	15
Series 2003-W1, Class 1A1, 5.25%, 12/25/2042(e)	73	81

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC, Whole Loan Series 2007-106, Class A7, 6.19%, 10/25/2037(e)	28		32
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	(f)	—	(f)
Series 300, Class 1, PO, 9/25/2024	15		15
Series 329, Class 1, PO, 1/25/2033	4		4
GNMA
Series 2010-14, Class AO, PO, 12/20/2032	8		8
Series 2003-24, PO, 3/16/2033	7		7
Series 2003-40, Class TJ, 6.50%, 3/20/2033	159		182
Series 2003-52, Class AP, PO, 6/16/2033	41		39
Series 2004-28, Class S, IF, 19.16%, 4/16/2034(e)	12		18
Series 2004-73, Class AE, IF, 14.48%, 8/17/2034(e)	7		8
Series 2004-71, Class SB, HB, IF, 28.63%, 9/20/2034(e)	21		34
Series 2004-90, Class SI, IF, IO, 5.93%, 10/20/2034(e)	121		20
Series 2005-68, Class DP, IF, 15.99%, 6/17/2035(e)	23		30
Series 2005-68, Class KI, IF, IO, 6.13%, 9/20/2035(e)	220		49
Series 2006-38, Class ZK, 6.50%, 8/20/2036	361		418
Series 2006-59, Class SD, IF, IO, 6.53%, 10/20/2036(e)	25		5
Series 2007-17, Class JI, IF, IO, 6.63%, 4/16/2037(e)	91		21
Series 2007-27, Class SA, IF, IO, 6.03%, 5/20/2037(e)	110		18
Series 2007-45, Class QA, IF, IO, 6.47%, 7/20/2037(e)	96		15
Series 2007-40, Class SB, IF, IO, 6.58%, 7/20/2037(e)	154		24
Series 2007-50, Class AI, IF, IO, 6.60%, 8/20/2037(e)	81		13
Series 2007-53, Class ES, IF, IO, 6.38%, 9/20/2037(e)	26		4
Series 2007-53, Class SW, IF, 19.69%, 9/20/2037(e)	20		28
Series 2009-79, Class OK, PO, 11/16/2037	78		75
Series 2007-76, Class SA, IF, IO, 6.36%, 11/20/2037(e)	50		7
Series 2007-72, Class US, IF, IO, 6.38%, 11/20/2037(e)	49		7
Series 2009-106, Class ST, IF, IO, 5.83%, 2/20/2038(e)	168		27
Series 2008-33, Class XS, IF, IO, 7.52%, 4/16/2038(e)	33		6
Series 2008-40, Class SA, IF, IO, 6.22%, 5/16/2038(e)	99		19
Series 2008-50, Class KB, 6.00%, 6/20/2038	123		145
Series 2008-55, Class SA, IF, IO, 6.03%, 6/20/2038(e)	61		11
Series 2008-93, Class AS, IF, IO, 5.53%, 12/20/2038(e)	66		9
Series 2009-6, Class SA, IF, IO, 5.92%, 2/16/2039(e)	20		3
Series 2009-31, Class TS, IF, IO, 6.13%, 3/20/2039(e)	67		5
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	30		7
Series 2009-22, Class SA, IF, IO, 6.10%, 4/20/2039(e)	86		14
Series 2009-92, Class ZC, 5.00%, 10/20/2039	505		576
Series 2011-137, Class WA, 5.57%, 7/20/2040(e)	211		249
Series 2010-105, Class B, 5.00%, 8/20/2040	678		779
Series 2010-130, Class CP, 7.00%, 10/16/2040	54		66
Series 2013-91, Class WA, 4.47%, 4/20/2043(e)	393		434
Series 2012-H24, Class FA, 1.47%, 3/20/2060(e)	5		5
Series 2013-H03, Class FA, 1.32%, 8/20/2060(e)	1		1
Series 2012-H21, Class DF, 1.67%, 5/20/2061(e)	5		5
Series 2012-H26, Class MA, 1.57%, 7/20/2062(e)	6		6
Series 2012-H29, Class FA, 1.53%, 10/20/2062(e)	410		410
Series 2014-H15, Class FA, 1.52%, 7/20/2064(e)	609		607
Series 2014-H17, Class FC, 1.52%, 7/20/2064(e)	534		533
Series 2015-H15, Class FJ, 1.46%, 6/20/2065(e)	567		565
Series 2015-H18, Class FA, 1.47%, 6/20/2065(e)	430		429
Series 2015-H20, Class FA, 1.49%, 8/20/2065(e)	528		526
Series 2015-H26, Class FG, 1.54%, 10/20/2065(e)	602		601
GSR Mortgage Loan Trust Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	59		72

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Impac Secured Assets CMN Owner Trust Series 2002-2, Class APO, PO, 4/25/2033‡	1		—	(f)
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 3.32%, 10/25/2033(e)	163		158
Series 2006-A2, Class 5A3, 4.11%, 11/25/2033(e)	42		41
Series 2006-A2, Class 4A1, 4.40%, 8/25/2034(e)	12		12
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.35%, 4/21/2034(e)	36		35
Series 2004-3, Class 4A2, 3.44%, 4/25/2034(e)	9		8
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1		1
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	13		13
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	102		103
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	78		81
Series 2004-7, Class 30PO, PO, 8/25/2034‡	8		7
MASTR Asset Securitization Trust Series 2004-8, PO, 8/25/2019‡	—	(f)	—	(f)
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(b)	8		6
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 0.79%, 10/25/2028(e)	85		82
Series 2004-A, Class A1, 0.63%, 4/25/2029(e)	27		25
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(b)(e)	33		32
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	5		5
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	7		7
Series 2003-A1, Class A1, 5.50%, 5/25/2033	7		7
Series 2003-A1, Class A2, 6.00%, 5/25/2033	17		18
RALI Trust
Series 2002-QS16, Class A3, IF, 16.27%, 10/25/2017(e)	—	(f)	—	(f)
Series 2003-QS9, Class A3, IF, IO, 7.38%, 5/25/2018‡(e)	1		—	(f)
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(f)	—	(f)
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035‡(b)	44		33
Residential Asset Securitization Trust Series 2003-A14, Class A1, 4.75%, 2/25/2019	—	(f)	—	(f)
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058‡	530		579
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	99		108
Series 2019-4, Class M55D, 4.00%, 2/25/2059	346		377
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	407		431
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	84		89
Series 1994-1, Class 1, 5.30%, 2/15/2024(e)	56		59
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	113		129
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	36		41
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	160		185
Series 1998-1, Class 2E, 7.00%, 3/15/2028	40		45
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR5, Class A7, 3.78%, 6/25/2033(e)	35		33
Series 2004-AR3, Class A2, 3.68%, 6/25/2034(e)	19		18
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	105		90
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033‡	—	(f)	—	(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,132)			21,561

MORTGAGE-BACKED SECURITIES — 11.8%
FHLMC
Pool # 785618, ARM, 4.50%, 7/1/2026(e)	8		8

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 611141, ARM, 3.77%, 1/1/2027(e)	8		8
Pool # 1B2656, ARM, 3.66%, 12/1/2034(e)	37		37
Pool # 1G2557, ARM, 4.13%, 6/1/2036(e)	63		67
Pool # 1A1085, ARM, 3.57%, 8/1/2036(e)	70		71
Pool # 1B7242, ARM, 4.14%, 9/1/2036(e)	49		52
Pool # 1Q0105, ARM, 4.34%, 9/1/2036(e)	25		26
Pool # 1Q0737, ARM, 4.07%, 11/1/2036(e)	24		24
Pool # 1N1511, ARM, 3.04%, 1/1/2037(e)	35		35
Pool # 1J1543, ARM, 4.36%, 2/1/2037(e)	12		12
Pool # 1Q0739, ARM, 3.75%, 3/1/2037(e)	31		33
Pool # 1Q0722, ARM, 4.15%, 4/1/2038(e)	26		27
FHLMC Gold Pools, 15 Year Pool # G12825, 6.50%, 3/1/2022	3		3
FHLMC Gold Pools, 20 Year Pool # C90985, 6.50%, 8/1/2026	7		8
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1		1
Pool # C00376, 8.00%, 11/1/2024	1		1
Pool # C00414, 7.50%, 8/1/2025	2		2
Pool # C00452, 7.00%, 4/1/2026	2		3
Pool # G00981, 8.50%, 7/1/2028	5		6
Pool # A17537, 6.00%, 1/1/2034	25		29
Pool # G02682, 7.00%, 2/1/2037	19		23
Pool # Q58054, 4.50%, 11/1/2046	305		339
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	6		6
Pool # U80336, 3.50%, 5/1/2033	370		397
Pool # U90690, 3.50%, 6/1/2042	215		233
Pool # U90975, 4.00%, 6/1/2042	191		209
Pool # U91427, 3.50%, 5/1/2043	566		614
FNMA
Pool # 54844, ARM, 2.70%, 9/1/2027(e)	2		2
Pool # 303532, ARM, 4.05%, 3/1/2029(e)	2		2
Pool # 745446, ARM, 3.94%, 4/1/2033(e)	31		33
Pool # 746299, ARM, 4.06%, 9/1/2033(e)	46		48
Pool # 743546, ARM, 3.49%, 11/1/2033(e)	39		39
Pool # 735332, ARM, 3.86%, 8/1/2034(e)	47		49
Pool # 790964, ARM, 3.84%, 9/1/2034(e)	28		28
Pool # 896463, ARM, 4.44%, 10/1/2034(e)	49		51
Pool # 810896, ARM, 3.03%, 1/1/2035(e)	35		36
Pool # 816361, ARM, 3.50%, 1/1/2035(e)	95		96
Pool # 816594, ARM, 3.42%, 2/1/2035(e)	22		22
Pool # 816597, ARM, 3.54%, 2/1/2035(e)	12		12
Pool # 745862, ARM, 3.49%, 4/1/2035(e)	29		29
Pool # 843026, ARM, 3.35%, 9/1/2035(e)	44		45
Pool # 832801, ARM, 3.73%, 9/1/2035(e)	60		62
Pool # 920340, ARM, 4.35%, 2/1/2036(e)	39		40
Pool # 886558, ARM, 4.11%, 8/1/2036(e)	12		13
Pool # 893424, ARM, 3.84%, 9/1/2036(e)	38		40
Pool # 913984, ARM, 3.36%, 2/1/2037(e)	15		15
Pool # 915645, ARM, 3.92%, 2/1/2037(e)	41		43
Pool # 887094, ARM, 3.64%, 7/1/2046(e)	49		52
FNMA UMBS, 15 Year
Pool # 735911, 6.50%, 8/1/2020	—	(f)	—	(f)
Pool # 745406, 6.00%, 3/1/2021	3		3
Pool # 995381, 6.00%, 1/1/2024	16		16
FNMA UMBS, 20 Year Pool # 254305, 6.50%, 5/1/2022	10		11
FNMA UMBS, 30 Year Pool # 70825, 8.00%, 3/1/2021	—	(f)	—	(f)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 189190, 7.50%, 11/1/2022	1		1
Pool # 250066, 8.00%, 5/1/2024	—	(f)	—	(f)
Pool # 250103, 8.50%, 7/1/2024	2		2
Pool # 303031, 7.50%, 10/1/2024	1		1
Pool # 308499, 8.50%, 5/1/2025	—	(f)	—	(f)
Pool # 695533, 8.00%, 6/1/2027	6		7
Pool # 313687, 7.00%, 9/1/2027	1		1
Pool # 755973, 8.00%, 11/1/2028	10		12
Pool # 598559, 6.50%, 8/1/2031	13		15
Pool # 995409, 8.00%, 11/1/2032	117		142
Pool # 675555, 6.00%, 12/1/2032	25		29
Pool # 674349, 6.00%, 3/1/2033	9		10
Pool # 702901, 6.00%, 5/1/2033	38		44
Pool # 721535, 5.00%, 7/1/2033	65		74
Pool # 723852, 5.00%, 7/1/2033	23		26
Pool # 729296, 5.00%, 7/1/2033	44		49
Pool # 713700, 4.50%, 8/1/2033	25		28
Pool # 737825, 6.00%, 9/1/2033	8		10
Pool # 725027, 5.00%, 11/1/2033	40		46
Pool # 725017, 5.50%, 12/1/2033	41		47
Pool # AA0922, 6.00%, 9/1/2036	55		64
Pool # 986648, 6.00%, 9/1/2037	28		32
Pool # AD9151, 5.00%, 8/1/2040	156		180
Pool # BM3375, 4.00%, 1/1/2048	307		341
Pool # BK8753, 4.50%, 6/1/2049	456		501
Pool # BP6363, 3.00%, 4/1/2050	500		528
FNMA, 30 Year
Pool # 252409, 6.50%, 3/1/2029	9		10
Pool # 752786, 6.00%, 9/1/2033	10		12
FNMA, Other
Pool # AL0569, 4.26%, 6/1/2021(e)	210		216
Pool # AM8317, 2.96%, 3/1/2025	183		198
Pool # AN2309, 2.21%, 7/1/2026	465		492
Pool # AM6381, 3.29%, 8/1/2026	1,000		1,119
Pool # AM7485, 3.24%, 12/1/2026	1,000		1,126
Pool # AM7515, 3.34%, 2/1/2027	500		563
Pool # BL1211, 4.01%, 2/1/2027	198		226
Pool # AM8529, 3.03%, 4/1/2027	999		1,110
Pool # AM8432, 2.79%, 5/1/2027	1,000		1,100
Pool # BL1040, 3.81%, 12/1/2028	150		177
Pool # BL0907, 3.88%, 12/1/2028	300		355
Pool # AM6892, 3.76%, 9/1/2029	229		263
Pool # BM4162, 3.20%, 10/1/2029(e)	296		338
Pool # BL4333, 2.52%, 11/1/2029	400		438
Pool # 109707, 3.80%, 9/1/2033	235		270
Pool # 888408, 6.00%, 3/1/2037	29		34
Pool # 257172, 5.50%, 4/1/2038	9		10
Pool # MA1125, 4.00%, 7/1/2042	339		370
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 7/25/2050(h)	200		203
TBA, 2.50%, 7/25/2050(h)	250		259
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(f)	—	(f)
Pool # 352108, 7.00%, 8/15/2023	—	(f)	—	(f)
Pool # 363030, 7.00%, 9/15/2023	16		17
Pool # 352022, 7.00%, 11/15/2023	1		1
Pool # 366706, 6.50%, 1/15/2024	6		6
Pool # 371281, 7.00%, 2/15/2024	4		5
Pool # 782507, 9.50%, 10/15/2024	1		1
Pool # 780029, 9.00%, 11/15/2024	—	(f)	—	(f)

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 780965, 9.50%, 12/15/2025	1		1
Pool # 442119, 7.50%, 11/15/2026	2		2
Pool # 411829, 7.50%, 7/15/2027	2		2
Pool # 468149, 8.00%, 8/15/2028	1		1
Pool # 468236, 6.50%, 9/15/2028	34		38
Pool # 486537, 7.50%, 9/15/2028	3		3
Pool # 466406, 6.00%, 11/15/2028	21		24
Pool # 607645, 6.50%, 2/15/2033	9		10
Pool # 781614, 7.00%, 6/15/2033	16		20
Pool # 782615, 7.00%, 6/15/2035	47		56
Pool # 782025, 6.50%, 12/15/2035	58		69
Pool # 681638, 6.00%, 12/15/2038	67		75
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	(f)	—	(f)
Pool # 1989, 8.50%, 4/20/2025	3		3
Pool # 2006, 8.50%, 5/20/2025	2		3
Pool # 2141, 8.00%, 12/20/2025	1		1
Pool # 2234, 8.00%, 6/20/2026	1		1
Pool # 2270, 8.00%, 8/20/2026	1		1
Pool # 2285, 8.00%, 9/20/2026	1		1
Pool # 2324, 8.00%, 11/20/2026	1		1
Pool # 2499, 8.00%, 10/20/2027	2		3
Pool # 2512, 8.00%, 11/20/2027	2		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2549, 7.50%, 2/20/2028	1		1
Pool # 2562, 6.00%, 3/20/2028	12		14
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2633, 8.00%, 8/20/2028	—	(f)	—	(f)
Pool # 2646, 7.50%, 9/20/2028	3		3
Pool # 4245, 6.00%, 9/20/2038	69		79
Pool # BA7567, 4.50%, 5/20/2048	283		307
Pool # BI0416, 4.50%, 11/20/2048	332		363
Pool # BM9692, 4.50%, 7/20/2049	195		214
Pool # BQ3224, 4.50%, 9/20/2049	494		552
GNMA II, Other Pool # AD0860, 3.50%, 11/20/2033	381		408

TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,268)			16,430

ASSET-BACKED SECURITIES — 8.0%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(b)	104		105
Ally Auto Receivables Trust
Series 2018-2, Class A3, 2.92%, 11/15/2022	173		174
Series 2019-1, Class A3, 2.91%, 9/15/2023	69		71
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	94		74
Series 2016-3, Class AA, 3.00%, 10/15/2028	69		61
American Credit Acceptance Receivables Trust
Series 2019-1, Class A, 3.06%, 7/12/2022(b)	8		8
Series 2019-4, Class B, 2.43%, 10/12/2023(b)	135		136
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	135		141
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A3, 1.90%, 3/18/2022	13		13
Series 2018-1, Class A3, 3.07%, 12/19/2022	75		76
Series 2018-2, Class A3, 3.15%, 3/20/2023	139		141
Series 2019-1, Class A3, 2.97%, 11/20/2023	61		62
Series 2019-2, Class A3, 2.28%, 1/18/2024	250		253
Series 2020-1, Class A3, 1.11%, 8/19/2024	70		70

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(b)	100	93
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048(b)	37	37
BA Credit Card Trust Series 2019-A1, Class A1, 1.74%, 1/15/2025	230	236
British Airways Pass-Through Trust (United Kingdom) Series 2018-1, Class AA, 3.80%, 9/20/2031(b)	61	55
CarMax Auto Owner Trust
Series 2018-2, Class A3, 2.98%, 1/17/2023	128	129
Series 2018-3, Class A3, 3.13%, 6/15/2023	234	238
Series 2019-1, Class A3, 3.05%, 3/15/2024	220	227
Series 2020-1, Class A3, 1.89%, 12/16/2024	87	89
Carvana Auto Receivables Trust Series 2019-2A, Class A3, 2.58%, 3/15/2023(b)	350	352
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(b)	99	99
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021(b)	125	126
Series 2015-C, Class D, 4.63%, 8/16/2021(b)	137	137
Series 2019-D, Class A, 2.17%, 12/15/2022(b)	62	62
Series 2020-A, Class A, 2.09%, 5/15/2023(b)	80	80
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class A, 3.47%, 5/17/2027(b)	250	251
Series 2019-3A, Class A, 2.38%, 11/15/2028(b)	250	248
Series 2020-1A, Class A, 2.01%, 2/15/2029(b)	250	248
CVS Pass-Through Trust 5.93%, 1/10/2034(b)	43	47
Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.18%, 10/17/2022	35	35
Series 2019-4, Class A3, 2.16%, 5/15/2023	50	51
Series 2020-1, Class A3, 2.02%, 11/15/2023	42	42
Series 2018-2, Class C, 3.63%, 8/15/2024	47	47
DT Auto Owner Trust Series 2019-1A, Class A, 3.08%, 9/15/2022(b)	17	17
Exeter Automobile Receivables Trust
Series 2019-4A, Class A, 2.18%, 1/17/2023(b)	132	133
Series 2020-1A, Class A, 2.05%, 6/15/2023(b)	68	68
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	113	120
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021(b)	64	64
Series 2018-1A, Class A2, 3.22%, 1/17/2023(b)	40	40
Series 2019-1A, Class A, 2.89%, 3/15/2024(b)	48	48
Flagship Credit Auto Trust
Series 2015-3, Class C, 4.65%, 3/15/2022(b)	64	65
Series 2016-1, Class C, 6.22%, 6/15/2022(b)	346	351
Series 2018-2, Class A, 2.97%, 10/17/2022(b)	38	38
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	29	29
Series 2019-4, Class C, 2.77%, 12/15/2025(b)	105	103
Ford Credit Auto Lease Trust
Series 2018-B, Class A4, 3.30%, 2/15/2022	88	90
Series 2019-A, Class A3, 2.90%, 5/15/2022	115	116
Series 2020-A, Class A3, 1.85%, 3/15/2023	55	56
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027(b)	83	82
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029‡(e)	17	15
GM Financial Automobile Leasing Trust
Series 2018-3, Class A3, 3.18%, 6/21/2021	66	66
Series 2018-1, Class A4, 2.68%, 12/20/2021	76	76
Series 2019-1, Class A3, 2.98%, 12/20/2021	91	92
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	116	118
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031(b)	24	24
Honda Auto Receivables Owner Trust
Series 2017-3, Class A3, 1.79%, 9/20/2021	17	17
Series 2018-2, Class A3, 3.01%, 5/18/2022	104	106

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-4, Class A3, 1.83%, 1/18/2024	180	184
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(b)	127	129
Series 2019-A, Class A3, 2.98%, 7/15/2022(b)	340	344
Hyundai Auto Receivables Trust
Series 2017-B, Class A3, 1.77%, 1/18/2022	63	63
Series 2018-A, Class A3, 2.79%, 7/15/2022	66	68
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024‡(b)	150	149
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(b)	802	808
Mercedes-Benz Auto Lease Trust
Series 2019-A, Class A3, 3.10%, 11/15/2021	40	40
Series 2019-B, Class A3, 2.00%, 10/17/2022	50	50
Series 2020-A, Class A3, 1.84%, 12/15/2022	68	70
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	164	166
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024(b)	491	471
Santander Drive Auto Receivables Trust
Series 2019-1, Class A3, 3.00%, 12/15/2022	28	28
Series 2019-2, Class A3, 2.59%, 5/15/2023	110	110
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(b)	225	228
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.28%, 1/25/2036‡(g)	27	25
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	41	36
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	260	267
Tesla Auto Lease Trust Series 2019-A, Class A3, 2.16%, 10/20/2022(b)	168	171
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A2, 1.67%, 11/15/2022	220	222
Series 2020-A, Class A3, 1.66%, 5/15/2024	180	184
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	104	95
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(b)	100	100
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(b)(g)	92	87
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	100	102
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050(b)(g)	142	135
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	156	158
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	130	131
Series 2017-B, Class A3, 1.95%, 2/15/2023	61	61
World Omni Automobile Lease Securitization Trust
Series 2018-B, Class A3, 3.19%, 12/15/2021	93	94
Series 2019-A, Class A3, 2.94%, 5/16/2022	125	127

TOTAL ASSET-BACKED SECURITIES (Cost $11,133)		11,151

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(e)	145	139
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 1.30%, 12/11/2049‡(b)(e)	10	—	(f)
Commercial Mortgage Trust Series 2015-CR25, Class A4, 3.76%, 8/10/2048	281	304
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KF12, Class A, 1.03%, 9/25/2022(e)	18	18
Series KSMC, Class A2, 2.62%, 1/25/2023	500	523
Series KL3L, Class ALNZ, 3.32%, 4/25/2025(e)	500	560
Series KLU2, Class A7, 2.23%, 9/25/2025(e)	350	374

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K737, Class AM, 2.10%, 10/25/2026	305	323
Series K069, Class A2, 3.19%, 9/25/2027(e)	500	566
Series K081, Class A1, 3.88%, 2/25/2028	115	130
Series K083, Class A2, 4.05%, 9/25/2028(e)	297	357
Series K088, Class A2, 3.69%, 1/25/2029	480	568
FNMA ACES
Series 2015-M17, Class FA, 1.68%, 11/25/2022(e)	148	148
Series 2014-M2, Class A2, 3.51%, 12/25/2023(e)	503	539
Series 2014-M13, Class A2, 3.02%, 8/25/2024(e)	610	653
Series 2015-M7, Class A2, 2.59%, 12/25/2024	766	819
Series 2018-M2, Class A2, 2.90%, 1/25/2028(e)	500	553
Series 2018-M13, Class A1, 3.70%, 3/25/2030(e)	222	256
MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(b)	200	199
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(b)	116	118
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	104	107
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(b)	500	502

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,186)		7,756

U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
Resolution Funding Corp. STRIPS 1.82%, 7/15/2020(a)	250	249
DN, 3.12%, 1/15/2026(a)	60	58
DN, 2.88%, 10/15/2027(a)	80	74

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $366)		381

FOREIGN GOVERNMENT SECURITIES — 0.2%
United Mexican States (Mexico) 3.63%, 3/15/2022 (Cost $247)	244	253

	Shares (000)
SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44%(i)(j) (Cost $2,774)	2,774	2,777

Total Investments — 99.9% (Cost $131,466)		139,706
Other Assets Less Liabilities — 0.1%		88

Net Assets — 100.0%		139,794

Percentages indicated are based on net assets.

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2020.
DN	Discount Notes
ESOP	Employee Stock Ownership Program
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	The rate shown is the effective yield as of May 31, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(f)	Amount rounds to less than one thousand.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$10,067	$1,084		$11,151
Collateralized Mortgage Obligations	—	20,818	743		21,561
Commercial Mortgage-Backed Securities	—	7,756	—	(a)	7,756
Corporate Bonds	—	38,055	—		38,055
Foreign Government Securities	—	253	—		253
Mortgage-Backed Securities	—	16,430	—		16,430
U.S. Government Agency Securities	—	381	—		381
U.S. Treasury Obligations	—	41,342	—		41,342
Short-Term Investments
Investment Companies	2,777	—	—		2,777

Total Investments in Securities	$2,777	$135,102	$1,827		$139,706

(a)	Amount rounds to less than one thousand.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2020
Investments in Securities:
Asset-Backed Securities	$1,996		$—	$(8)	$—	(a)	$—		$(1,057)	$153.00	$—	$1,084
Collateralized Mortgage Obligations	60		—	-1	—	(a)	1		(23)	706.00	—	743
Commercial Mortgage-Backed Securities	—	(a)	—	— (a)	—	(a)	—	(a)	— (a)	—	—	—	(a)

Total	$2,056		$—	$(9)	$—	(a)	$1		$(1,080)	$859	$—	$1,827

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(8,000).

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2020.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$275		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.88%)
				Constant Default Rate	0.00% - 4.92% (0.41%)
				Yield (Discount Rate of Cash Flows)	4.48% - 14.49% (10.77%)

Asset-Backed Securities	275

	738		Discounted Cash Flow	Constant Prepayment Rate	1.05% - 100.00% (93.68%)
				Constant Default Rate	0.00% - 1.97% (0.12%)
				Yield (Discount Rate of Cash Flows)	1.77% - 6.16% (2.18%)

Collateralized Mortgage Obligations	738

	—	(b)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	3.96% (3.96%)

Commercial Mortgage-Backed Securities	—	(b)

Total	$1,013

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2020, the value of these investments was approximately $814,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.44% (a) (b)	$2,364	$6,528	$6,117	$—	(c)	$2	$2,777	2,774	$5		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	76	76	—		—	—	—	—	(c)	—

Total	$2,364	$6,604	$6,193	$—	(c)	$2	$2,777		$5		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.
(c)	Amount rounds to less than one thousand.